Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 15, 2011
Registrant Name	dei_EntityRegistrantName	Delaware Group Adviser Funds
Central Index Key	dei_EntityCentralIndexKey	0000910682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 15, 2011
Prospectus Date	rr_ProspectusDate	Jul. 15, 2011
Supplement [Text Block]	delaware_SupplementTextBlock	DELAWARE GROUP® ADVISER FUNDS Delaware International Bond Fund (the "Fund") Supplement to the Fund's Statutory Prospectuses dated July 15, 2011
Delaware International Bond Fund - Retail (A, C, R) |
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	delaware_SupplementTextBlock	The following replaces the second paragraph in the section entitled "How has Delaware International Bond Fund performed?" in the Fund's retail statutory prospectus.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 28, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. No performance information is shown below for the Fund's Class C and Class R shares because they had not commenced operations as of the date of this Prospectus.

Delaware International Bond Fund - Institutional |
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	delaware_SupplementTextBlock	The following replaces the second paragraph in the section entitled "How has Delaware International Bond Fund performed?" in the Fund's institutional statutory prospectus.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 28, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. The performance information shown below is for the Fund's Class A shares because the Institutional Class shares had not commenced operations as of the date of this Prospectus.